Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest and dividends	$ 6,248,350
Net appreciation in fair value of investments	17,031,745
Total investment income	23,280,095
Other income	358,374
Interest income on notes receivable from participants	34,117
Contributions:
Employee	6,051,201
Rollovers	1,258,709
Employer, net of forfeitures	2,592,604
Total contributions	9,902,514
Total additions	33,575,100
Deductions:
Benefits paid	17,776,608
Administrative expenses	35,316
Total deductions	17,811,924
Increase in net assets before transfer	15,763,176
Net assets available for benefits at beginning of year	141,701,620
Net assets available for benefits at end of year	$ 157,464,796